Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

April 13, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Travelers Series Fund Inc.

Securities Act File No. 033-75644

Investment Company Act File No. 811-08372

Ladies and Gentlemen:

On behalf of Travelers Series Fund Inc. (the “Company”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Post-Effective Amendment No. 24 to the Company’s Registration Statement under the 1933 Act and Amendment No. 24 to the Company’s Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”).

The purpose of the Amendment is to add a new series to the Company, the Social Awareness Stock Portfolio (the “New Fund”). The investment objectives, policies, strategies, fundamental and non-fundamental investment restrictions, investment adviser and portfolio manager, investment advisory and administration fees and the expenses of the New Fund will be identical to those of the Social Awareness Stock Portfolio (the “Trust Portfolio”) of The Travelers Series Trust (the “Trust”) (Securities Act File No. 033-43628, Investment Company Act File No. 811-06465). The New Fund is being organized as part of the transactions under which the life insurance and annuity businesses (collectively, “TL&A”) of Citigroup Inc. (“Citigroup”) are being sold to MetLife, Inc. (“MetLife”). The Board of Trustees of the Trust and the Board of Directors of the Company have approved an agreement and plan of reorganization under which the New Fund will acquire all of the assets and liabilities of the Trust Portfolio in exchange for shares of common stock of the New Fund, which will then be distributed to shareholders of the Trust Portfolio, followed by liquidation of the Trust Portfolio. If this reorganization is approved by shareholders of the Trust Portfolio, all the remaining portfolios of the Trust will be sponsored by MetLife entities and none by Citigroup entities. The Company will file a Form N-14 to register the shares of the New Fund to be issued to shareholders of the Trust Portfolio in that reorganization and will request that the effective date of the Amendment (and a subsequent amendment as discussed below) be accelerated to the same date as the effective date of the Form N-14.

As noted above, the investment operations of the New Fund will be the same as those of the Trust Portfolio. The only differences are that Smith Barney Fund Management LLC (“SBFM”), the investment adviser of the New Fund and the Trust Portfolio, will serve as administrator to the New Fund while it currently serves as sub-administrator to the Trust Portfolio, and that SBFM will not have an agreement to waive fees if the New Fund’s expenses exceed 1.25% of its average daily net assets. The New Fund will follow the same policies with respect to making its shares available to insurance companies, frequent trading in fund shares, valuation, disclosure of portfolio holdings and proxy voting policies as the rest of the Company’s funds. Accordingly, the disclosure in the prospectus under the captions “Share Transactions,” “Share Price” and “Dividends, Distributions and Taxes” is substantially identical to the disclosure in the prospectuses filed by the Company on February 25, 2005 as part of its Post-Effective Amendment No. 23. Similarly, the disclosure in the Statement of Additional Information (the “SAI”) under the captions “Directors and Executive Officers,” “Taxation,” “Determination of Net Asset Value,” “Availability of the Fund,” “Redemption of Shares,” “Other Information about the Company” and “Other Information” is substantially identical to the disclosure in the SAI filed by the Company in Post-Effective Amendment No. 23. The disclosure in the SAI under the caption “Information about the Fund’s Portfolio Manager” is based on this disclosure for other Citigroup funds. Consequently, on behalf of the Company, I hereby request selective review of the Amendment.

As requested by Harry Eisenstein of the SEC staff, I will separately provide a copy of the Amendment marked to show revisions from the disclosure regarding the Trust Portfolio contained in Post-Effective Amendment No. 36 to the Trust’s Registration Statement filed on February 15, 2005.

The Company intends to file a subsequent post-effective amendment that will include disclosure regarding its Board’s consideration of the proposed investment advisory agreement for the New Fund and completed disclosure regarding the other accounts managed by the New Fund’s portfolio manager. That amendment will include as exhibits the New Fund’s investment advisory and administration agreements and the opinions of counsel regarding the legality of shares to be issued by the New Fund. As noted above, and as discussed with Mr. Eisenstein, the Company will request that the Amendment and the subsequent amendment be declared effective on the same day as the Form N-14 regarding the proposed reorganization of the Trust Portfolio into the New Fund, so that the Prospectus/Proxy Statement for the reorganization can be accompanied by an effective prospectus for the New Fund.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Harry Eisenstein, Division of Investment Management, SEC

Burton M. Leibert, Willkie Farr & Gallagher LLP

Marc De Oliveira, Citigroup Asset Management